Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses balances amount
Impairments on assets
Product warranty term	2 years
Product warranty claim by customer			8,319,958
Tax benefit realized on examination, percentage	50.00%
Income taxes, penalties or interest incurred during period			0
Income generated outside the PRC			$ 0
Value added tax, percentage on gross sales	13.00%
Dilutive shares (in Shares)	0	0	0
Nasdaq membership [Member]
Summary of Significant Accounting Policies [Line Items]
Prepaid expenses	$ 41,011